Notes Payable (Details Narrative) - USD ($)						1 Months Ended	9 Months Ended		12 Months Ended
	Dec. 03, 2021	Dec. 01, 2021	Sep. 30, 2021	May 02, 2021	May 01, 2021	May 31, 2016	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Feb. 13, 2021	Apr. 14, 2020
Short-Term Debt [Line Items]
Loans payable									$ 0	$ 16,266
Notes payable							$ 1,043,486		1,120,051
Interest expenses							18,115		54,145
Proceeds from loan						$ 297,250
Repayments of debt									16,266	63,426
Note Payable related party current									1,000,000
Note Payable related party noncurrent									1,350,000
Repayment of notes payable							213,708	$ 16,266	16,266	63,426
Paycheck Protection Program Loan [Member]
Short-Term Debt [Line Items]
Loans payable											$ 307,610	$ 322,045
Debt principal amount									629,655
Interest expenses									1,760	$ 2,415
Accrued interest									4,175
Debt bearing interest rate												1.00%
Loan Assignment and Assumption Agreement [Member]
Short-Term Debt [Line Items]
Debt principal amount		$ 1,400,000
Revenue Loan and Security Agreement [Member]
Short-Term Debt [Line Items]
Revenue percentage	4.00%
Decathlon AlphaI VLP [Member]
Short-Term Debt [Line Items]
Loans payable		1,106,164
Debt principal amount									1,106,164
Notes payable		1,106,164							1,350,000
Forgiveness of notes payable	$ 293,836	293,836							293,836
Revenue percentage	4.00%
Debt instrument, maturity date	Dec. 09, 2023			Sep. 30, 2025	Sep. 30, 2025
Interest expenses							137,143		13,887
Accrued interest									13,887
Principal and accrued interest							1,043,486		1,120,051
Note Payable related party current		1,400,000					0		1,000,000
Note Payable related party noncurrent		$ 1,106,164					0		$ 1,350,000
Repayment of notes payable			$ 250,000	$ 250,000	$ 250,000		$ 213,708